Commitment and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2020	$ 32,678
Twelve months ending June 30, 2021	6,488
Twelve months ending June 30, 2022	5,830
Twelve months ending June 30, 2023	0
Twelve months ending June 30, 2024 and after	$ 0